First Trust Asia Pacific ex-Japan AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Asia Pacific Ex-Japan™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		43.92%	8.57%	7.68%
Nasdaq Developed Markets Asia Pacific Ex-Japan™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		40.29%	5.76%	8.08%
MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			20.62%	5.74%	7.34%	4.90%
First Trust Asia Pacific ex-Japan AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			42.31%	7.23%	6.57%	4.75%
Performance Inception Date		Apr. 18, 2011
First Trust Asia Pacific ex-Japan AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			39.51%	5.49%	5.11%	3.43%
First Trust Asia Pacific ex-Japan AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			24.95%	4.76%	4.47%	3.08%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.